Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Derivative Liability Account Activity
	Warrants	Conversion Feature	Total
Derivative Liability at December 31, 2014	1,263,929	10,238,451	11,502.380
Derivative Liability Recorded on New Instruments	-	698,705	698,705
Elimination of Liability on Conversion	-	(79,044)	(79,044)
Change in Fair Value	(549,528)	(7,337,497)	(7,887,025)
Derivative Liability at December 31, 2015	714,401	3,520,615	4,235,016
Derivative Liability Recorded on New Instruments	-	6,150,026	6,150,026
Elimination of Liability on Conversion	(1,266,795)	(10,381,138)	(11,647,933)
(Gain) on Settlement of Debt	-	(656,930)	(656,930)
Change in Fair Value	552,452	1,691,901	(2,244,353)
Derivative Liability at December 31, 2016	58	324,474	324,532

Schedule of Assumptions for Fair Value Determination
	December 31, 2016		December 31, 2015
	Warrants	Conversion Feature	Warrants	Conversion Feature
Risk-free interest rate	0.46% - 1.38%	0.12% - 0.85%	0.65% - 1.31%	0.02% - 0.25%
Expected life in years	0.53 - 4.08	0.01 - 1.00	0.70 - 4.00	0.07 - 0.94
Dividend yield	0%	0%	0%	0%
Expected volatility	156.29% - 273.70%	115.46% - 239.93%	197.83% - 263.33%	279.01% - 555.60%